Property and Equipment	12 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Property and Equipment

7 - PROPERTY AND EQUIPMENT

March 31, 2015	Cost	Accumulated depreciation	Net book value
	$	$	$

Computer equipment	861,019	850,484	10,535
Software	74,259	72,832	1,427
Office furniture and equipment	189,099	177,670	11,429
Voice communications equipment	4,897	4,320	577
Leasehold improvements	125,286	124,748	538
	1,254,560	1,230,054	24,506

March 31, 2014	Cost	Accumulated depreciation	Net book value
	$	$	$

Computer equipment	988,352	972,102	16,250
Software	85,957	84,718	1,239
Office furniture and equipment	211,862	196,462	15,400
Voice communications equipment	5,696	4,871	825
Leasehold improvements	144,669	143,813	856
	1,436,536	1,401,966	34,570

Depreciation expense for the year ended March 31, 2015 was $19,347 ($10,953 and $11,844 for the years ended March 31, 2014 and 2013 respectively). These expenses are included in the cost of revenue account, the selling, general, and administration account and the research and development account.